Business Combinations	12 Months Ended
Dec. 31, 2022
Disclosure Of Contingent Liabilities In Business Combination Text Block Abstract
BUSINESS COMBINATIONS

NOTE 26. BUSINESS COMBINATIONS

(a)	Disposal of subsidiaries

During the year ended December 31, 2022, the Group disposed eGlass Technologies Ltd, Smartglass Limited and Smart (Zhenjiang) Intelligent Technologies Limited which realized a gain on disposal of A$51,143. In addition the Group disposed a number of subsidiaries due to a reorganization of the group structure which realized a gain of A$10,886. In 2021, the Group disposed 6 subsidiaries and realized a gain of A$1,998,269. The detail of the net gain / (loss) on the disposals during the year are set out below:

	Consolidated
	2022	2021	2020
	A$	A$	A$
Total disposal consideration	10,101,944	538	25,129

Carrying amount of net asset sold (note(i) below)	(9,720,554)	(270,908)	(230,294)
Gain/ (loss) on sales before income tax and reclassification of foreign currency translation reserve	381,390	(270,370)	255,423
Reclassification of foreign currency transaction reserve	(319,361)	645,399	(26,871)
Non-controlling interest	-	1,623,240	(257,542)
Gain/ (loss) on disposal after income tax	62,029	1,998,269	(28,990)

(i)	Net assets disposed of:

	Consolidated
	2022	2021	2020
	A$	A$	A$
Plant and equipment	2,442,381	164,829	284,240
Development projects	-	-	2,864,052
Intangible assets	-	-	4,790,784
Right of use assets	369,688	-	865,996
Right of use assets - long term	1,025,564	-	-
Cash and bank balances	5,396,428	32,927	99,061
Inventories	-	208,737	400,806
Trade and others receivable	23,923	689,336	603,923
Other deposit and prepayment	7,440,451	779,821	1,664,343
Amount due from fellow subsidiaries	278,337	-	-
Trade and other liabilities	(559,658)	(1,560,899)	(912,580)
Amount due to a related company	-	(4,951)	(6,689,290)
Amount due to immediate holding company	(5,336,188)	-	-
Bank overdraft	-	-	(929,438)
Bank loan	-	-	(966,747)
Lease liabilities	(311,624)	-	(925,042)
Lease liabilities - long term	(1,048,748)	-	-
Deferred tax liabilities	-	(38,892)	(1,380,402)
Obligation under finance lease	-	-	(33,329)
	9,720,554	270,908	(230,294)

(ii)	Net cash flows from disposal of subsidiaries

	Consolidated
	2022	2021	2020
	A$	A$	A$

Consideration received, satisfied in cash	10,101,944	-	25,129
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)	(5,396,428)	32,927	830,377
	4,705,516	32,927	855,506

(b)	Deemed disposal of subsidiaries

During the year ended December 31, 2022, the Group’s equity investment in Greifenberg Digital Limited and its subsidiaries (“Greifenberg Group”) decreased from 40.75% at December 31, 2021 to 23.96% as at December 31, 2022. The Company did not consider the Greifenberg Group to be under the control of the Company as it no longer exercised control in the financial management and the control of the Greifenberg Board. Accordingly, the Group deconsolidated this subsidiary once the Company’s equity interests fell below 30% and accounted for the Greifenberg Group as an Investment in an Associate for accounting purposes. Refer to Note 14.

The details of the net gain on the deemed disposal of the Greifenberg Group are set out below:

	Consolidated
	2022	2021
	A$	A$

Total deemed disposal consideration	563,970	-

Carrying amount of net asset sold (note(i) below)	(1,149,207)	-
Loss on sales before income tax and reclassification of foreign currency translation reserve	(585,237)	-
Increase in share of net assets on group restructuring	784	-
Reclassification of foreign currency transaction reserve	48,374	-
Non-controlling interest	680,906	-
Gain on disposal after income tax	144,827	-

(i)	Net assets disposed of:

	Consolidated
	2022	2021
	A$	A$

Intangible assets	1,900,765
Cash and bank balances	14,892	-
Other deposit and prepayment	51,050	-
Amount due to a related company	127,596	-
Trade and other liabilities	(945,096)	-
	1,149,207	-

(ii)	Net cash flows from disposal of subsidiaries

	Consolidated
	2022	2021
	A$	A$
Deemed Consideration received, satisfied in investment in associate	563,970	-
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)	(14,892)	-
	549,078	-

(c)	Acquisition of subsidiaries

On January 31, 2022, the Company acquired 60% of the issued capital of Joint Investment Ltd (“JIL”). Pursuant to the agreement, the Company invested US$ 1,000,000 in the JIL representing 60% shareholdings in JIL, and the other party received 40% of the shareholding in JIL through their contribution in the operation, management, and business development in the NFT business.

Details of the purchase consideration, the net assets acquired and goodwill are as follows:

A$
Purchase consideration (refer to (b) below):
Cash paid	-
Ordinary shares issued	-
Total purchase consideration	-

The assets and liabilities recognised as a result of the acquisition are as follows:
Other assets	58,830
Intangible assets	346,320
Equipment	94,903
Accounts payable	(870,645)
Other payable	(519)
Net identifiable liabilities acquired	(371,111)
Less: non-controlling interests	(419,520)
Add: goodwill	790,631
Net liabilities acquired	-